UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2013

Item 1. Reports to Stockholders

Fidelity®

California AMT Tax-Free
Money Market Fund -

Fidelity California AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets,as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity California AMT Tax-Free Money Market Fund or 1-877-208-0098 for Institutional Class and Service Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
California AMT Tax-Free Money Market	.14%
Actual		$ 1,000.00	$ 1,000.10	$ .71
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .71
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,000.10	$ .71
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .71
Service Class	.14%
Actual		$ 1,000.00	$ 1,000.10	$ .71
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/13	% of fund's investments 2/28/13	% of fund's investments 8/31/12
1 - 7	73.0	69.9	70.5
8 - 30	4.0	2.1	4.6
31 - 60	3.5	4.7	2.8
61 - 90	0.6	3.6	2.5
91 - 180	9.1	15.7	7.8
> 180	9.8	4.0	11.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/13	2/28/13	8/31/12
Fidelity California AMT Tax-Free Money Market Fund	47 Days	38 Days	50 Days
California Tax-Free Money Market Funds Average*	41 Days	33 Days	40 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/13	2/28/13	8/31/12
Fidelity California AMT Tax-Free Money Market Fund	49 Days	38 Days	50 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
Variable Rate Demand Notes (VRDNs) 60.2%	Variable Rate Demand Notes (VRDNs) 56.8%
Other Municipal Debt 31.3%	Other Municipal Debt 32.8%
Investment Companies 8.6%	Investment Companies 9.4%
Net Other Assets (Liabilities) † (0.1)%	Net Other Assets (Liabilities) 1.0%

† Net Other Assets (Liabilities) are not included in the pie chart

Current and Historical Seven-Day Yields

	8/31/13	5/31/13	2/28/13	11/30/12	8/31/12

California AMT Tax-Free Money Market	0.01%	0.01%	0.01%	0.01%	0.01%

Institutional Class	0.01%	0.01%	0.01%	0.01%	0.01%

Service Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2013, the most recent period shown in the table, would have been -0.19% for California AMT Tax-Free Money Market, -0.14% for the Institutional Class and -0.39% for the Service Class.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 60.2%
	Principal Amount (000s)	Value (000s)
Arkansas - 0.4%
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.07% 9/6/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	$ 3,610	$ 3,610
California - 57.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 A, 0.07% 9/6/13, LOC Bank of America NA, VRDN (a)	6,700	6,700
Series 2009 C, 0.07% 9/6/13, LOC Citibank NA, VRDN (a)	3,200	3,200
Affordable Hsg. Agcy. Multi-family Hsg. Rev. (Westridge at Hilltop Apts.) Series 2003 A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (a)	7,405	7,405
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 07 0053, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (a)(d)	3,465	3,465
Series Putters 3293, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series Putters 3434, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,300	8,300
California Dept. of Wtr. Resources Participating VRDN:
Series MS 3276, 0.09% 9/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000	5,000
Series ROC II R 11970-1, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(d)	4,200	4,200
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series Putters 3019, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,885	4,885
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.) Series 2005 B, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (a)	17,350	17,350
Participating VRDN:
Series EGL 07 0066, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (a)(d)	11,050	11,050
Series Floaters 08 38C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo & Co.) (a)(d)	5,100	5,100
Series MS 3336, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (a)(d)	2,225	2,225
Series ROC II R 11974, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(d)	1,500	1,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Series 2003 B1, 0.06% 9/6/13, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (a)	$ 9,900	$ 9,900
Series 2003 C3, 0.06% 9/6/13, LOC Citibank NA, VRDN (a)	8,000	8,000
Series 2004 A10, 0.08% 9/6/13, LOC Citibank NA, VRDN (a)	2,800	2,800
Series 2004 A7, 0.05% 9/6/13, LOC Citibank NA, VRDN (a)	3,500	3,500
Series 2004 B5, 0.04% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,150	9,150
Series 2005 A2-1, 0.06% 9/6/13, LOC Barclays Bank PLC, VRDN (a)	6,500	6,500
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2005 H, 0.04% 9/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	13,200	13,200
(Scripps Health Proj.) Series 2008 D, 0.05% 9/6/13, LOC Bank of America NA, VRDN (a)	4,230	4,230
Participating VRDN:
Series DB 3294, 0.07% 9/6/13 (Liquidity Facility Deutsche Bank AG) (a)(d)	2,000	2,000
Series MS 3239, 0.09% 9/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,200	2,200
Series MS 3267, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (a)(d)	5,000	5,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.1% 9/6/13, LOC Bank of America NA, VRDN (a)	23,500	23,500
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (a)	35,600	35,600
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11852, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(d)	6,300	6,300
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.04% 9/6/13, LOC Union Bank NA, VRDN (a)	11,600	11,600
Costa Mesa Redev. Agcy. Multi-family Hsg. (Family Village Apts. Proj.) Series 1994 A, 0.15% 9/6/13, LOC Bank of America NA, VRDN (a)	2,600	2,600
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (a)(d)	6,090	6,090
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Irvine Reassessment District 12-1 Ltd. Oblig. Series A, 0.04% 9/3/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	$ 200	$ 200
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.):
Series 2007 B2, 0.06% 9/6/13, LOC Bank of America NA, VRDN (a)	5,600	5,600
Series 2008 B, 0.06% 9/6/13, LOC Bank of America NA, VRDN (a)	1,100	1,100
Long Beach Cmnty. College Participating VRDN Series RBC O 55, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,000	3,000
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3237, 0.09% 9/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,790	7,790
Series Putters 2864, 0.08% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,785	3,785
Series WF 09 8C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo & Co.) (a)(d)	10,600	10,600
Los Angeles Dept. Arpt. Rev. Participating VRDN Series BC 10 27B, 0.07% 9/6/13 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,105	4,105
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series 2013 A1, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (a)(d)	4,900	4,900
Series MS 3345, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (a)(d)	1,400	1,400
Series Putters 3837Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,875	6,875
Series Putters 4361, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,670	3,670
Series ROC II R 14057, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (a)(d)	4,800	4,800
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Putters 3309, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,660	6,660
Series ROC II R 0006, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (a)(d)	3,100	3,100
Los Angeles Unified School District Participating VRDN Series Putters 4289, 0.06% 9/3/13 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	7,100	7,100
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series EGL 07 71, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (a)(d)	16,150	16,150
Series Putters 3289, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,210	2,210
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.11% 9/6/13, LOC Bank of America NA, VRDN (a)	$ 23,825	$ 23,825
Orange County Hsg. Auth. Apt. Dev. Rev. (Lanteen Pines/Frost Group Proj.) 0.07% 9/6/13, LOC Fannie Mae, VRDN (a)	9,860	9,860
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 0.05% 9/6/13, LOC Citibank NA, VRDN (a)	3,500	3,500
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.1% 9/6/13 (Liquidity Facility Bank of America NA) (a)(d)	2,160	2,160
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.04% 9/6/13, LOC Union Bank NA, VRDN (a)	47,595	47,595
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.1% 9/6/13, LOC Bank of America NA, VRDN (a)	1,000	1,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.08% 9/6/13, LOC Bank of America NA, VRDN (a)	14,100	14,100
Riverside Elec. Rev. Series 2008 A, 0.05% 9/6/13, LOC Bank of America NA, VRDN (a)	3,600	3,600
San Bernardino County Multi-family Rev. (Quail Point Apts. Proj.) Series 1990 A, 0.07% 9/6/13, LOC Fannie Mae, VRDN (a)	3,950	3,950
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 3736Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,825	2,825
Series WF 08 29C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo & Co.) (a)(d)	4,290	4,290
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series Putters 3753 Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,215	4,215
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,660	4,660
Series ROC II R 12318, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (a)(d)	5,265	5,265
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36B, 0.05% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.):
Series 2008 2, 0.05% 9/6/13, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 1,275	$ 1,275
Series 2008-1, 0.07% 9/6/13, LOC Bank of America NA, VRDN (a)	4,680	4,680
San Francisco City & County Gen. Oblig. Participating VRDN Series BA 08 3318, 0.18% 9/6/13 (Liquidity Facility Bank of America NA) (a)(d)	5,000	5,000
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.07% 9/6/13, LOC Freddie Mac, VRDN (a)	11,900	11,900
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.05% 9/6/13, LOC Freddie Mac, VRDN (a)	4,200	4,200
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.06% 9/6/13, LOC Bank of America NA, VRDN (a)	27,515	27,515
Santa Monica-Malibu Unified School District Participating VRDN Series ROC II R 14048, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (a)(d)	4,800	4,800
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 B, 0.04% 9/6/13, LOC Barclays Bank PLC, VRDN (a)	18,330	18,330
Univ. of California Revs. Participating VRDN:
Series Floaters 09 7C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,960	2,960
Series Putters 3368, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,275	2,275
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.06% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,900	5,900
		552,275
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.34% 9/6/13, VRDN (a)	2,200	2,200
0.36% 9/6/13, VRDN (a)	2,500	2,500
		4,700
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.26% 9/6/13, VRDN (a)	300	300
New York - 0.2%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.17% 9/6/13, LOC KeyBank NA, VRDN (a)	1,900	1,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - 0.5%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.26% 9/6/13, VRDN (a)	$ 4,900	$ 4,900
Puerto Rico - 0.9%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.06% 9/6/13, LOC Barclays Bank PLC, VRDN (a)	6,500	6,500
RIB Floater Trust Various States Letter of Cr. Enhanced Participating VRDN Series BC 13 18WE, 0.11% 9/6/13 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,000	2,000
		8,500
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.23% 9/6/13, VRDN (a)	200	200
TOTAL VARIABLE RATE DEMAND NOTE (Cost $576,385)		576,385
Other Municipal Debt - 31.3%

California - 30.7%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.12% 9/12/13, LOC Fed. Home Ln. Bank, San Francisco, CP	5,800	5,800
California Cmnty. College Fin. Auth. Trans. TRAN Series 2013 E:
2% 12/31/13	6,100	6,136
2% 12/31/13	4,700	4,727
2% 12/31/13	2,900	2,916
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 L, 5% 5/1/14	2,635	2,718
Series 2010 M, 5% 5/1/14	7,605	7,846
California Econ. Recovery Bonds Series 2009 A, 5.25% 7/1/14	1,785	1,859
California Ed. Notes Prog. TRAN Series 2013 C, 2% 1/31/14	2,000	2,015
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series T4, 5% 3/15/14	1,000	1,026
California Gen. Oblig.:
Bonds:
3% 9/1/13	6,000	6,000
3% 2/1/14	7,000	7,081
4% 9/1/13	935	935
4% 9/1/13	5,400	5,400
4% 9/1/13	2,705	2,705
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
4% 10/1/13	$ 2,800	$ 2,809
4% 4/1/14	1,500	1,532
5% 2/1/14	3,750	3,825
5% 4/1/14	1,000	1,028
RAN:
Series 2013 A1, 2% 5/28/14	11,100	11,246
Series 2013 A2, 2% 6/23/14	10,000	10,143
Series 2011 A1:
0.1% 9/5/13, LOC Wells Fargo Bank NA, LOC California Teachers Retirement Sys., CP	6,800	6,800
0.12% 9/16/13, LOC Wells Fargo Bank NA, LOC California Teachers Retirement Sys., CP	6,900	6,900
Series 2011 A2, 0.12% 9/10/13, LOC Royal Bank of Canada, CP	5,100	5,100
Series 2011 A5, 0.1% 9/6/13, LOC U.S. Bank NA, Cincinnati, CP	3,000	3,000
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.14%, tender 3/28/14 (a)	4,600	4,600
California School Cash Reserve Prog. Auth. TRAN:
Series 2013 A, 2% 4/1/14	4,600	4,648
Series 2013 Z, 2% 10/1/13	5,700	5,708
Series 2013:
2% 10/1/13	1,505	1,507
2% 10/1/13	3,100	3,105
California Statewide Cmntys. Dev. Auth. Rev. Bonds Series 2009 A, 5% 4/1/14	1,900	1,953
Campbell Union High School District Bonds Series WF 10 52C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	10,255	10,255
Contra Costa Wtr. District Wtr. Rev. Bonds Series 2011 P, 2% 10/1/13	1,000	1,001
Desert Sands Unified School District TRAN 1.5% 1/31/14	3,000	3,015
Elk Grove Unified School District TRAN 2.75% 10/1/13	7,500	7,516
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	9,800	9,887
Los Angeles County Gen. Oblig.:
Series 2010 B, 0.12% 9/11/13, LOC U.S. Bank NA, Cincinnati, CP	2,000	2,000
Series 2010 C, 0.13% 10/3/13, LOC Wells Fargo Bank NA, CP	4,500	4,500
TRAN 2% 6/30/14	9,800	9,947
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN:
Series 2012 B1, 2% 11/29/13	$ 3,400	$ 3,414
Series 2013 A, 2% 2/28/14	1,300	1,312
Series 2013 C1:
2% 1/31/14	5,200	5,235
2% 1/31/14	2,700	2,717
Los Angeles Dept. of Wtr. & Pwr. Rev.:
0.12% 12/5/13 (Liquidity Facility Wells Fargo Bank NA), CP	9,000	9,000
0.15% 2/3/14 (Liquidity Facility Wells Fargo Bank NA), CP	13,200	13,200
Los Angeles Gen. Oblig.:
Bonds Series 2011 A, 2.5% 9/1/13	500	500
TRAN 2% 2/27/14	9,700	9,787
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 A1, 0.12% 9/12/13, LOC Wells Fargo Bank NA, CP	1,900	1,900
Los Angeles Solid Waste Resources Rev. Bonds:
Series 2013 A, 4% 2/1/14	900	914
Series 2013 B, 2% 2/1/14	1,880	1,894
Los Angeles Unified School District Bonds Series Putters 4290, 0.1%, tender 11/28/13 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	12,900	12,900
Los Angeles Wastewtr. Sys. Rev. Bonds Series 2009 A, 5% 6/1/14	1,025	1,062
Port of Oakland Port Rev. Series 2010 A, 0.08% 9/10/13, LOC Wells Fargo Bank NA, CP	11,100	11,100
Riverside County Gen. Oblig. TRAN 2% 6/30/14	10,600	10,760
Sacramento Muni. Util. District Elec. Rev. Series 2011 L, 0.08% 9/12/13, LOC Barclays Bank PLC, CP	1,700	1,700
San Bernardino County Trans. Auth. Sales Tax Rev. Bonds 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	2,700	2,700
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2013 A, 0.13% 10/29/13, LOC Union Bank NA, CP	5,575	5,575
San Francisco City & County Gen. Oblig. Bonds Series 2011 R1, 5% 6/15/14	2,000	2,075
San Francisco County Trans. Auth. Series 2004 A, 0.09% 11/7/13, LOC Wells Fargo Bank NA, CP	2,285	2,285
San Jose Int'l. Arpt. Rev. Series 2013 A3, 0.17% 12/4/13, LOC Wells Fargo Bank NA, CP	4,727	4,727
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	9,800	9,887
		293,833
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 0.22% tender 9/17/13, CP mode	$ 700	$ 700
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
0.3% tender 9/9/13, CP mode	2,700	2,700
0.33% tender 10/4/13, CP mode	2,100	2,100
		4,800
TOTAL OTHER MUNICIPAL DEBT (Cost $299,333)		299,333
Investment Company - 8.6%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.06% (b)(c) (Cost $82,159)	82,159,000	82,159
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $957,877)		957,877
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,129)
NET ASSETS - 100%		$ 956,748
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,855,000 or 2.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Campbell Union High School District Bonds Series WF 10 52C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA)	12/23/10	$ 10,255
Los Angeles Unified School District Bonds Series Putters 4290, 0.1%, tender 11/28/13 (Liquidity Facility JPMorgan Chase & Co.)	3/28/13 - 8/29/13	$ 12,900
San Bernardino County Trans. Auth. Sales Tax Rev. Bonds 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	9/12/12	$ 2,700
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 41
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $875,718)	$ 875,718
Fidelity Central Funds (cost $82,159)	82,159
Total Investments (cost $957,877)		$ 957,877
Cash		484
Receivable for fund shares sold		286
Interest receivable		1,449
Distributions receivable from Fidelity Central Funds		5
Receivable from investment adviser for expense reductions		23
Other receivables		1
Total assets		960,125

Liabilities
Payable for investments purchased	$ 2,748
Payable for fund shares redeemed	365
Distributions payable	1
Accrued management fee	96
Other affiliated payables	167
Total liabilities		3,377

Net Assets		$ 956,748
Net Assets consist of:
Paid in capital		$ 956,734
Accumulated undistributed net realized gain (loss) on investments		14
Net Assets		$ 956,748

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013 (Unaudited)

California AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($369,448 ÷ 369,111 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($587,158 ÷ 586,683 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($142 ÷ 142 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended August 31, 2013 (Unaudited)

Investment Income
Interest		$ 717
Income from Fidelity Central Funds		41
Total income		758

Expenses
Management fee	$ 1,009
Transfer agent fees	349
Distribution and service plan fees	-
Independent trustees' compensation	2
Total expenses before reductions	1,360
Expense reductions	(654)	706
Net investment income (loss)		52
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		102
Net increase in net assets resulting from operations		$ 154

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 52	$ 142
Net realized gain (loss)	102	392
Net increase in net assets resulting from operations	154	534
Distributions to shareholders from net investment income	(52)	(142)
Share transactions - net increase (decrease)	(123,804)	(212,031)
Total increase (decrease) in net assets	(123,702)	(211,639)

Net Assets
Beginning of period	1,080,450	1,292,089
End of period	$ 956,748	$ 1,080,450

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California AMT Tax-Free Money Market

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	- G	.001	.015
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	- G	.001	.015
Distributions from net investment income	- G	- G	- G	- G	(.001)	(.015)
Distributions from net realized gain	-	-	-	-	-	- G
Total distributions	- G	- G	- G	- G	(.001)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.01%	.02%	.11%	1.50%
Ratios to Average Net Assets D,E
Expenses before reductions	.30% A	.30%	.30%	.30%	.34%	.32%
Expenses net of fee waivers, if any	.14% A	.19%	.20%	.30%	.33%	.32%
Expenses net of all reductions	.14% A	.19%	.20%	.30%	.33%	.29%
Net investment income (loss)	.01% A	.01%	.01%	.02%	.12%	1.55%
Supplemental Data
Net assets, end of period (in millions)	$ 369	$ 401	$ 476	$ 587	$ 808	$ 1,306

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	.001	.002	.016
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	.001	.002	.016
Distributions from net investment income	- G	- G	- G	(.001)	(.002)	(.016)
Distributions from net realized gain	-	-	-	-	-	- G
Total distributions	- G	- G	- G	(.001)	(.002)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.03%	.12%	.19%	1.60%
Ratios to Average Net Assets D,E
Expenses before reductions	.25% A	.25%	.25%	.25%	.29%	.27%
Expenses net of fee waivers, if any	.14% A	.19%	.18%	.20%	.24%	.22%
Expenses net of all reductions	.14% A	.19%	.18%	.20%	.24%	.19%
Net investment income (loss)	.01% A	.01%	.03%	.12%	.21%	1.65%
Supplemental Data
Net assets, end of period (in millions)	$ 587	$ 679	$ 816	$ 1,065	$ 1,291	$ 2,076

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	- G	- G	.013
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	- G	- G	.013
Distributions from net investment income	- G	- G	- G	- G	- G	(.013)
Distributions from net realized gain	-	-	-	-	-	- G
Total distributions	- G	- G	- G	- G	- G	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.01%	.01%	.05%	1.35%
Ratios to Average Net Assets D,E
Expenses before reductions	.50% A	.49% H	.50%	.50%	.54%	.52%
Expenses net of fee waivers, if any	.14% A	.19%	.22%	.31%	.43%	.47%
Expenses net of all reductions	.14% A	.19%	.22%	.31%	.43%	.44%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.02%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 142	$ 295	$ 380	$ 6,536	$ 668	$ 8,939

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

H Ratio for small asset class differs from contractual rates due to the timing of significant shareholder transactions.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® California AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers California AMT Tax-Free Money Market Class, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 957,877

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (88)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, FMR pays class-level expenses for California AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Service Fee	Total Fees*	Retained by FDC
Service Class	.25%	$ -**	$ -

* During the period, FMR or its affiliates waived a portion of these fees.

** Amount represents three hundred and thirty-six dollars.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The transfer agent fee for each class is paid to Citibank. For the period, transfer agent fees for each class were as follows:

	Amount **	% of Average Net Assets *
California AMT Tax-Free Money Market	$ 193.10
Institutional Class	156.05
Service Class	-***	.05
	$ 349

* Annualized

** During the period, FMR or its affiliates waived a portion of these fees.

*** Amount represents sixty-seven dollars.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Semiannual Report

5. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $151 and sixty-two dollars, respectively.

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Amount
California AMT Tax-Free Money Market	$ 308
Institutional Class	193
Service Class	-*

* Amount represents four hundred and eighteen dollars.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
From net investment income
California AMT Tax-Free Money Market	$ 19	$ 44
Institutional Class	33	98
Service Class	-*	-**
Total	$ 52	$ 142

* Amount represents fourteen dollars.

** Amount represents thirty-three dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
California AMT Tax-Free Money Market Shares sold	50,338	96,931
Reinvestment of distributions	18	41
Shares redeemed	(82,038)	(171,666)
Net increase (decrease)	(31,682)	(74,694)
Institutional Class Shares sold	72,328	157,874
Reinvestment of distributions	29	89
Shares redeemed	(164,326)	(295,216)
Net increase (decrease)	(91,969)	(137,253)
Service Class Shares sold	3	-
Reinvestment of distributions	-*	-**
Shares redeemed	(156)	(85)
Net increase (decrease)	(153)	(84)

* Amount represents thirteen dollars

** Amount represents thirty-three dollars

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SCM-USAN-1013
1.855633.106

Fidelity® California
Municipal Money Market
Fund

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Actual	.13%	$ 1,000.00	$ 1,000.10	$ .66
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/13	% of fund's investments 2/28/13	% of fund's investments 8/31/12
1 - 7	75.2	70.9	74.1
8 - 30	3.2	1.9	2.1
31 - 60	3.4	3.2	3.0
61 - 90	1.4	2.5	0.7
91 - 180	7.0	17.1	8.2
> 180	9.8	4.4	11.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/13	2/28/13	8/31/12
Fidelity California Municipal Money Market Fund	46 Days	41 Days	50 Days
California Tax-Free Money Market Funds Average*	41 Days	33 Days	40 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/13	2/28/13	8/31/12
Fidelity California Municipal Money Market Fund	46 Days	41 Days	50 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
Variable Rate Demand Notes (VRDNs) 59.6%	Variable Rate Demand Notes (VRDNs) 59.4%
Other Municipal Debt 28.3%	Other Municipal Debt 31.2%
Investment Companies 12.5%	Investment Companies 8.7%
Net Other Assets (Liabilities)† (0.4)%	Net Other Assets (Liabilities) 0.7%

Current and Historical Seven-Day Yields

	8/31/13	5/31/13	2/28/13	11/30/12	8/31/12
Fidelity California Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2013, the most recent period shown in the table, would have been -0.39%.

† Net Other Assets (Liabilities) not included in the pie chart.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 59.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.39% 9/6/13, VRDN (b)(e)	$ 3,500	$ 3,500
California - 57.6%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Acton Courtyard Apts. Proj.) Series 2010 A, 0.07% 9/6/13, LOC Freddie Mac, VRDN (b)(e)	8,620	8,620
(La Terrazza Apts. Proj.) Series 2002 A, 0.07% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	13,880	13,880
(Miramar Apts. Proj.) Series 2000 A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	15,000	15,000
(Southport Apts. Proj.) Series 2002 A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	19,995	19,995
(The Artech Bldg. Proj.) Series 2010 B, 0.07% 9/6/13, LOC Freddie Mac, VRDN (b)(e)	3,200	3,200
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 A, 0.07% 9/6/13, LOC Bank of America NA, VRDN (b)	20,760	20,760
Series 2009 C, 0.07% 9/6/13, LOC Citibank NA, VRDN (b)	1,850	1,850
Series 2009 D, 0.07% 9/6/13, LOC Citibank NA, VRDN (b)	21,100	21,100
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.06% 9/6/13, LOC Freddie Mac, VRDN (b)(e)	23,580	23,580
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Participating VRDN:
Series BA 08 1058, 0.1% 9/6/13 (Liquidity Facility Bank of America NA) (b)(f)	2,250	2,250
Series EGL 07 0053, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	10,395	10,395
Series II R 11901, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	1,300	1,300
Series Putters 3211, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,320	13,320
Series Putters 3293, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
Series Putters 3434, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,195	4,195
Series ROC II R 11453, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	5,000	5,000
Series 2008 C1, 0.05% 9/6/13, LOC Union Bank NA, VRDN (b)	4,400	4,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.: - continued
Series 2008 G1, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	$ 1,800	$ 1,800
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	14,288	14,288
California Dept. of Wtr. Resources Participating VRDN Series ROC II R 11970-1, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	1,600	1,600
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series BA 08 3031X, 0.1% 9/6/13 (Liquidity Facility Bank of America NA) (b)(f)	3,500	3,500
Series Putters 3019, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,785	9,785
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.):
Series 2000, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	8,400	8,400
Series 2005 B, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	2,800	2,800
(Univ. San Francisco Proj.) 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	17,430	17,430
Participating VRDN:
Series BBT 2014, 0.06% 9/6/13 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,680	6,680
Series EGL 07 0066, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	8,500	8,500
Series Floaters 08 38C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)	29,120	29,120
Series MS 3336, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (b)(f)	14,000	14,000
Series MS 3346, 0.09% 9/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	3,330	3,330
Series Putters 3960, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,330	7,330
Series Putters 3962, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,345	4,345
Series Putters 3969, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,665	6,665
Series ROC II R 11974, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	3,500	3,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series WF 10 54C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	$ 7,130	$ 7,130
Series WF11 59 C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	4,735	4,735
California Gen. Oblig.:
Series 2003 B1, 0.06% 9/6/13, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (b)	64,100	64,100
Series 2003 C1, 0.05% 9/6/13, LOC Bank of America NA, VRDN (b)	10,450	10,450
Series 2003 C3, 0.06% 9/6/13, LOC Citibank NA, VRDN (b)	1,000	1,000
Series 2003 C4, 0.06% 9/6/13, LOC Citibank NA, VRDN (b)	35,960	35,960
Series 2004 A10, 0.08% 9/6/13, LOC Citibank NA, VRDN (b)	34,200	34,200
Series 2004 A7, 0.05% 9/6/13, LOC Citibank NA, VRDN (b)	21,500	21,500
Series 2004 A8, 0.06% 9/6/13, LOC Citibank NA, VRDN (b)	12,100	12,100
Series 2004 A9, 0.06% 9/6/13, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	50,000	50,000
Series 2005 A1, 0.04% 9/6/13, LOC Royal Bank of Canada, VRDN (b)	3,550	3,550
Series 2005 A2-1, 0.06% 9/6/13, LOC Barclays Bank PLC, VRDN (b)	63,860	63,860
Series 2005 B1, 0.05% 9/6/13, LOC Bank of America NA, VRDN (b)	40,650	40,650
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.06% 9/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (b)	3,800	3,800
Series 2005 H, 0.04% 9/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	61,500	61,500
Series 2005 I, 0.06% 9/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (b)	23,700	23,700
Series 2009 H, 0.05% 9/6/13, LOC Wells Fargo Bank NA, VRDN (b)	10,000	10,000
(Scripps Health Proj.):
Series 2008 C, 0.04% 9/6/13, LOC Union Bank NA, VRDN (b)	25,020	25,020
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Scripps Health Proj.):
Series 2008 D, 0.05% 9/6/13, LOC Bank of America NA, VRDN (b)	$ 1,595	$ 1,595
Series 2008 E, 0.05% 9/6/13, LOC Bank of America NA, VRDN (b)	5,350	5,350
(Scripps Memorial Hosp. Proj.) Series 2008 G, 0.05% 9/6/13, LOC Bank of America NA, VRDN (b)	19,525	19,525
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.04% 9/6/13, LOC Union Bank NA, VRDN (b)	16,850	16,850
Participating VRDN:
Series DB 3294, 0.07% 9/6/13 (Liquidity Facility Deutsche Bank AG) (b)(f)	15,850	15,850
Series MS 3239, 0.09% 9/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	22,800	22,800
Series MS 3267, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (b)(f)	27,375	27,375
Series MS 3301, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (b)(f)	7,330	7,330
Series Putters 3630, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,665	4,665
Series Putters 4726, 0.09% 9/6/13 (Liquidity Facility Bank of America NA) (b)(f)	800	800
California Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
Series 2006 A, 0.06% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	2,150	2,150
Series 2007 C:
0.06% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	1,680	1,680
0.06% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	5,070	5,070
Series 2008 B, 0.05% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	9,375	9,375
Series 2008 C:
0.05% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	12,855	12,855
0.05% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	4,430	4,430
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2001 U, 0.06% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	11,140	11,140
Series 2004 E, 0.05% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	21,100	21,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
(Home Mtg. Prog.):
Series 2005 A, 0.06% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	$ 16,900	$ 16,900
Series 2005 B, 0.05% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	11,885	11,885
Series 2005 F, 0.05% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	2,250	2,250
Series 2005 H, 0.06% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	2,000	2,000
Series 2006 C, 0.06% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	22,135	22,135
(Multi-family Hsg. Prog.):
Series 2001 G, 0.05% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	3,085	3,085
Series III 2001 E, 0.05% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	30,770	30,770
(Multifamily Hsg. Prog.):
Series 2001 G, 0.05% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	16,300	16,300
Series 2002 C, 0.06% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	14,570	14,570
Series 2002 E, 0.05% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	5,380	5,380
Series 2005 B, 0.05% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	6,615	6,615
Series 2005 D, 0.06% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	16,015	16,015
Series 2003 D, 0.06% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	20,440	20,440
Series 2003 K, 0.05% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	4,300	4,300
California Infrastructure & Econ. Dev. Bank Rev.:
(Betts Spring Co. Proj.) Series 2008, 0.13% 9/6/13, LOC Bank of America NA, VRDN (b)(e)	8,295	8,295
(The American Nat'l. Red Cross Proj.) Series 2008, 0.05% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,105	8,105
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Metropolitan Recycling, LLC Proj.) Series 2012 A, 0.13% 9/6/13, LOC Comerica Bank, VRDN (b)(e)	3,030	3,030
(Recology, Inc. Proj.) Series 2010 A, 0.1% 9/6/13, LOC Bank of America NA, VRDN (b)	107,200	107,198
(Zero Waste Energy Dev. Co. LLC Proj.) Series 2012 A, 0.13% 9/6/13, LOC Comerica Bank, VRDN (b)(e)	6,475	6,475
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.: - continued
Series 2011 A, 0.13% 9/6/13, LOC Comerica Bank, VRDN (b)(e)	$ 2,810	$ 2,810
Series 2012 A, 0.12% 9/6/13, LOC Union Bank NA, VRDN (b)(e)	2,535	2,535
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (b)	101,200	101,200
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 0.23% 9/6/13, LOC Bank of America NA, VRDN (b)(e)	1,800	1,800
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	7,350	7,350
(Bristol Apts. Proj.) Series Z, 0.05% 9/6/13, LOC Freddie Mac, VRDN (b)(e)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	38,800	38,800
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.09% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	1,000	1,000
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	27,075	27,075
(Grove Apts. Proj.) Series X, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 0.05% 9/6/13, LOC Freddie Mac, VRDN (b)(e)	30,000	30,000
(Irvine Apt. Cmntys. LP Proj.) Series 2001 W2, 0.06% 9/3/13, LOC Wells Fargo Bank NA, VRDN (b)(e)	16,200	16,200
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	30,045	30,045
(Northwood Apts. Proj.) Series N, 0.05% 9/6/13, LOC Freddie Mac, VRDN (b)(e)	4,600	4,600
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.09% 9/6/13, LOC Freddie Mac, VRDN (b)(e)	17,009	17,009
(River Run Sr. Apts. Proj.) Series LL, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	13,505	13,505
(Salvation Army S.F. Proj.) 0.07% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	16,245	16,245
(Terraces at Park Marino Proj.) Series I, 0.06% 9/6/13, LOC California Teachers Retirement Sys., VRDN (b)(e)	5,625	5,625
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(The Belmont Proj.) Series 2005 F, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	$ 19,890	$ 19,890
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	11,100	11,100
(Valley Palms Apts. Proj.) Series 2002 C, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	10,200	10,200
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	11,300	11,300
(Vineyard Creek Apts. Proj.):
Series 2003 W, 0.08% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	23,500	23,500
Series O, 0.08% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	12,452	12,452
(Vista Del Monte Proj.) Series QQ, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	13,050	13,050
(Vizcaya Apts. Proj.) Series B, 0.05% 9/6/13, LOC Freddie Mac, VRDN (b)(e)	22,200	22,200
(Wilshire Court Proj.) Series M, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	20,290	20,286
California Statewide Cmntys. Dev. Auth. Rev.:
(Oakmont Stockton Proj.) Series 1997 C, 0.08% 9/6/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	5,960	5,960
Participating VRDN Series ROC II R 14001, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	2,375	2,375
California Statewide Cmntys. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 0.08% 9/4/13, LOC Wells Fargo Bank NA, VRDN (b)(e)	195	195
(Rix Industries Proj.) Series 1996 I, 0.08% 9/6/13, LOC Wells Fargo Bank NA, VRDN (b)(e)	640	640
Camarillo City Multi-family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.06% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	8,220	8,220
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.04% 9/6/13, LOC Union Bank NA, VRDN (b)	21,175	21,175
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series MS 3250, 0.09% 9/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,500	7,500
Series Putters 3759 Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,035	6,035
Series Putters 3772 Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,250	11,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3220, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 1,585	$ 1,585
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 B, 0.07% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,095	6,095
Foothill-De Anza Cmnty. College District Participating VRDN:
Series MS 3268 X, 0.09% 9/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,000	5,000
Series MS 3288, 0.09% 9/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,000	7,000
Series ROC II R 14066, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	3,500	3,500
Garden Grove Multi-family Hsg. Rev. (Cal-Malabar Apts. Proj.) Series 1997 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	3,200	3,200
Grossmont Healthcare District Participating VRDN Series MS 3253, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (b)(f)	14,375	14,375
Grossmont Union High School District Participating VRDN Series Putters 3797Z, 0.09% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,270	3,270
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.08% 9/6/13, LOC Freddie Mac, VRDN (b)(e)	11,025	11,025
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2007 B2, 0.06% 9/6/13, LOC Bank of America NA, VRDN (b)	34,300	34,300
Long Beach Cmnty. College Participating VRDN Series Putters 4329, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,665	6,665
Los Angeles Cmnty. College District Participating VRDN:
Series EGL 08 57, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	17,400	17,400
Series Putters 2864, 0.08% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,780	5,780
Series Putters 3609 Z, 0.08% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
Series Putters 3770 Z, 0.08% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,270	3,270
Series Putters 3776 Z, 0.08% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,425	7,425
Series Putters 4004 Z, 0.08% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,885	5,885
Series ROC II R 11728, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	10,960	10,960
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Participating VRDN: - continued
Series ROC II R 11773, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	$ 4,920	$ 4,920
Series WF 09 8C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)	19,470	19,470
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Hollywood & Vine Apts. Proj.) Series A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	55,500	55,500
(Promenade Towers Proj.) Series 2000, 0.06% 9/6/13, LOC Freddie Mac, VRDN (b)	2,760	2,760
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Putters 3838, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,500	7,500
Series Putters 3839, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
Series Putters 3847, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Series Putters 4079Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,925	7,925
Series ROC II R 11842, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	6,750	6,750
Series WF 10 44C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	4,440	4,440
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series 2013 A1, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	28,100	28,100
Series MS 3289, 0.09% 9/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,335	7,335
Series MS 3345, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (b)(f)	9,100	9,100
Series Putters 3327, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,745	3,745
Series Putters 3332, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,660	6,660
Series Putters 3718 Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,460	13,460
Series Putters 4330, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Series Putters 4341, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,030	5,030
Series ROC II R 14057, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	4,700	4,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN: - continued
Series Solar 06 48, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	$ 15,230	$ 15,230
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Putters 3310, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,495	7,495
Series Putters 3750 Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,125	8,125
Series ROC II R 0006, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	18,150	18,150
Series WF 10 43C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	24,930	24,930
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.07% 9/6/13, LOC Freddie Mac, VRDN (b)(e)	67,700	67,700
Los Angeles Unified School District Participating VRDN Series Putters 4289, 0.06% 9/3/13 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	94,395	94,395
Los Angeles Wastewtr. Sys. Participating VRDN:
Series BC 13 11, 0.07% 9/6/13 (Liquidity Facility Barclays Bank PLC) (b)(f)	3,750	3,750
Series ROC II R 14059, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	6,000	6,000
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series 2012, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	6,230	6,230
Series Putters 3371, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	22,495	22,495
Series Putters 3751, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,935	4,935
Los Rios Cmnty. College District Participating VRDN Series ROC II R 11953 X, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	6,400	6,400
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series Putters 3547, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,935	10,935
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series BA 08 1062, 0.07% 9/6/13 (Liquidity Facility Bank of America NA) (b)(f)	16,800	16,800
Series BA 08 1087, 0.07% 9/6/13 (Liquidity Facility Bank of America NA) (b)(f)	17,500	17,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN: - continued
Series EGL 07 0044, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	$ 16,430	$ 16,430
Series EGL 07 71, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	43,000	43,000
Series Putters 3289, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,225	2,225
Series Putters 3653 Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
Series Putters 3752 Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,570	3,570
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.11% 9/6/13, LOC Bank of America NA, VRDN (b)	9,615	9,615
Modesto Wtr. Rev. Ctfs. of Prtn. Series 2008 A, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	24,700	24,700
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.05% 9/6/13, LOC Freddie Mac, VRDN (b)(e)	15,400	15,400
(Riverbend Apts. Proj.) Series 1999 B, 0.04% 9/6/13, LOC Freddie Mac, VRDN (b)	4,200	4,200
(Wood Canyon Villas Proj.) Series 2001 E, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	16,000	16,000
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 3030, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (b)(f)	10,515	10,515
Orange County Wtr. District Rev. Ctfs. of Prtn.:
Participating VRDN Series Putters 3686Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,100	4,100
Series 2003 A, 0.05% 9/6/13, LOC Citibank NA, VRDN (b)	37,700	37,700
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 0.07% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	10,355	10,355
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	13,750	13,750
Poway Unified School District Participating VRDN Series WF 11 91 Z, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	15,660	15,660
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 44, 0.05% 9/6/13 (Liquidity Facility Royal Bank of Canada) (b)(f)	12,500	12,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Richmond Multifamily Hsg. Rev. (Baycliff Apts. Proj.) Series 2004 A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	$ 26,490	$ 26,490
Richmond Wastewtr. Rev. Series 2008 A, 0.08% 9/6/13, LOC Union Bank NA, VRDN (b)	25,260	25,260
Rio Hondo Cmnty. College District Participating VRDN Series WF 10 51Z, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	23,830	23,830
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.04% 9/6/13, LOC Union Bank NA, VRDN (b)	31,300	31,300
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.1% 9/6/13, LOC Bank of America NA, VRDN (b)	44,440	44,440
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.17% 9/6/13, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,680	1,680
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.08% 9/6/13, LOC Bank of America NA, VRDN (b)	14,000	14,000
Riverside Elec. Rev.:
Series 2008 A, 0.05% 9/6/13, LOC Bank of America NA, VRDN (b)	42,440	42,440
Series 2008 C, 0.05% 9/6/13, LOC Bank of America NA, VRDN (b)	31,725	31,725
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 0.14% 9/6/13, LOC PNC Bank NA, VRDN (b)(e)	1,910	1,910
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.09% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	4,385	4,385
(Deer Park Apts. Proj.) Issue A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	13,200	13,200
(Natomas Park Apts. Proj.) Series Issue B, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	15,550	15,550
(Sun Valley Proj.) Series 2001 F, 0.09% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	3,645	3,645
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.) Series 2008 B, 0.08% 9/3/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	4,000	4,000
Sacramento Hsg. Auth. Multi-family Rev.:
(Countrywood Village Apts. Proj.) Series F, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	8,225	8,225
(Valencia Point Apts. Proj.) Series 2006 I, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	4,900	4,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Redev. Agcy. Multi-family Hsg. Rev. (18th & L Apts. Proj.) Series 2002 E, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	$ 8,475	$ 8,475
San Diego Cmnty. College District Participating VRDN:
Series Putters 3963, 0.08% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
Series RBC O 8, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada) (b)(f)	5,000	5,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,380	7,380
Series Putters 3736Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
Series WF 08 29C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)	11,965	11,965
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Bay Vista Apts. Proj.) Series A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	14,500	14,500
(Delta Village Apts. Proj.) Series A, 0.13% 9/6/13, LOC Citibank NA, VRDN (b)(e)	6,300	6,300
(Stratton Apts. Proj.) Series 2000 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	19,825	19,825
(Villa Nueva Apts. Proj.) Series 2007 F, 0.05% 9/6/13, LOC Freddie Mac, VRDN (b)(e)	37,500	37,500
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN:
Series MS 3229X, 0.09% 9/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,500	7,500
Series Putters 3504, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,000	7,000
San Diego Unified School District Participating VRDN Series MS 3330, 0.07% 9/6/13 (Liquidity Facility Cr. Suisse) (b)(f)	5,940	5,940
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	5,000	5,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,000	12,000
Series ROC II R 12318, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	16,455	16,455
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 36B, 0.05% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 1,000	$ 1,000
Series 2010 A2, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	24,500	24,500
Series 2010 A3, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	28,000	28,000
Series 36C, 0.05% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	15,770	15,770
San Francisco City & County Gen. Oblig. Participating VRDN:
Series BA 08 3318, 0.18% 9/6/13 (Liquidity Facility Bank of America NA) (b)(f)	2,000	2,000
Series WF 10 48C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	20,095	20,095
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Ocean Beach Apts. Proj.) Series B, 0.08% 9/6/13, LOC Citibank NA, VRDN (b)(e)	6,335	6,335
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.07% 9/6/13, LOC Bank of America NA, VRDN (b)	18,735	18,735
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.08% 9/6/13, LOC Freddie Mac, VRDN (b)(e)	3,000	3,000
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	24,615	24,615
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.14% 9/6/13, LOC Citibank NA, VRDN (b)(e)	6,580	6,580
(El Paseo Apts. Proj.) Series 2002 B, 0.14% 9/6/13, LOC Citibank NA, VRDN (b)(e)	4,545	4,545
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	8,775	8,775
(Las Ventanas Apts. Proj.) Series 2008 B, 0.05% 9/6/13, LOC Freddie Mac, VRDN (b)	8,300	8,300
(Trestles Apts. Proj.) Series 2004 A, 0.08% 9/6/13, LOC Freddie Mac, VRDN (b)(e)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.07% 9/6/13, LOC Freddie Mac, VRDN (b)(e)	10,860	10,860
San Mateo County Cmnty. College District Participating VRDN Series WF 11 64C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	8,350	8,350
San Mateo Unified School District Participating VRDN Series WF 11 75Z, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	14,875	14,875
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.06% 9/6/13, LOC Bank of America NA, VRDN (b)	$ 60,240	$ 60,240
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 0.05% 9/6/13, LOC Wells Fargo Bank NA, VRDN (b)	6,500	6,500
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.14% 9/6/13, LOC Union Bank NA, VRDN (b)(e)	11,145	11,145
Santa Clara Elec. Rev. Series 2008 B, 0.04% 9/6/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	23,900	23,900
Santa Clara Valley Trans. Auth. Participating VRDN Series ROC R 11967, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	4,850	4,850
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	17,925	17,925
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)(e)	29,900	29,900
Southern California Pub. Pwr. Auth. Participating VRDN Series Putters 3947, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,500	5,500
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.):
Series 2009-1, 0.04% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,300	3,300
Series 2009-2, 0.05% 9/6/13, LOC Wells Fargo Bank NA, VRDN (b)	3,850	3,850
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,685	12,685
Univ. of California Revs. Participating VRDN:
Series Putters 3365, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,885	4,885
Series Putters 3367, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,500	1,500
Series Putters 3368, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	15,000	15,000
Series Putters 3754 Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,250	4,250
Series Putters 3961, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN: - continued
Series ROC II R 11886X, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	$ 6,845	$ 6,845
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.06% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	30,140	30,140
Whittier Health Facilities Rev. Series 2009 A, 0.04% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,725	8,725
		3,736,063
Colorado - 0.2%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 25, 0.09% 9/6/13 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	12,500	12,500
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.23% 9/6/13, VRDN (b)	4,630	4,630
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.08% 9/6/13, VRDN (b)	15,725	15,725
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.09% 9/6/13, VRDN (b)(e)	11,000	11,000
		26,725
Kentucky - 0.1%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.07% 9/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	5,000	5,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.34% 9/6/13, VRDN (b)	1,650	1,650
0.36% 9/6/13, VRDN (b)	1,000	1,000
		2,650
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.26% 9/6/13, VRDN (b)(e)	3,850	3,850
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.27% 9/6/13, LOC Landesbank Baden-Wurttemburg, VRDN (b)(e)	1,600	1,600
New Hampshire - 0.0%
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Casella Waste Sys., Inc. Proj.) Series 2013, 0.11% 9/6/13, LOC Bank of America NA, VRDN (b)(e)	2,800	2,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.26% 9/6/13, VRDN (b)	$ 1,800	$ 1,800
Series 2012 A, 0.28% 9/6/13, VRDN (b)(e)	3,300	3,300
		5,100
New York - 0.1%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.17% 9/6/13, LOC KeyBank NA, VRDN (b)	595	595
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.07% 9/6/13, LOC Bank of America NA, VRDN (b)	4,820	4,820
		5,415
Ohio - 0.0%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.26% 9/6/13, VRDN (b)	1,200	1,200
Series B, 0.15% 9/6/13, VRDN (b)	1,200	1,200
		2,400
Puerto Rico - 0.3%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.06% 9/6/13, LOC Barclays Bank PLC, VRDN (b)	4,300	4,300
RIB Floater Trust Various States Letter of Cr. Enhanced Participating VRDN Series BC 13 18WE, 0.11% 9/6/13 (Liquidity Facility Barclays Bank PLC) (b)(f)	13,600	13,600
		17,900
South Carolina - 0.0%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.12% 9/3/13, VRDN (b)	3,100	3,100
Texas - 0.4%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.1% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,800	2,800
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.39% 9/6/13, VRDN (b)(e)	3,450	3,450
North Texas Tollway Auth. Rev. Series 2011 A, 0.08% 9/6/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	1,300	1,300
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2012, 0.06% 9/6/13 (Total SA Guaranteed), VRDN (b)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 0.09% 9/6/13, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	$ 5,150	$ 5,150
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	10,180	10,180
		27,880
Virginia - 0.1%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.08% 9/6/13, LOC Freddie Mac, VRDN (b)(e)	4,000	4,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.23% 9/6/13, VRDN (b)	1,400	1,400
TOTAL VARIABLE RATE DEMAND NOTE (Cost $3,866,513)		3,866,513
Other Municipal Debt - 28.3%

California - 27.5%
Acalanes Union High School District Bonds Series WF11 85Z, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	11,720	11,720
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.12% 9/12/13, LOC Fed. Home Ln. Bank, San Francisco, CP	5,700	5,700
California Cmnty. College Fin. Auth. Trans. TRAN Series 2013 E:
2% 12/31/13	33,900	34,100
2% 12/31/13	26,300	26,452
2% 12/31/13	16,015	16,105
2% 1/31/14	1,500	1,510
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 L, 5% 5/1/14	17,545	18,103
Series 2010 M, 5% 5/1/14	15,800	16,304
California Econ. Recovery Bonds Series 2009 A, 5.25% 7/1/14	1,130	1,177
California Ed. Notes Prog. TRAN Series 2013 C, 2% 1/31/14	11,345	11,428
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.):
Series S4, 0.17% tender 5/16/14, CP mode	50,000	50,000
Series T4, 5% 3/15/14	1,470	1,507
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Bonds:
3% 9/1/13	$ 36,650	$ 36,650
3% 2/1/14	16,390	16,580
3% 2/1/14	23,650	23,925
4% 9/1/13	26,600	26,600
4% 9/1/13	13,400	13,400
4% 10/1/13	16,300	16,351
4% 10/1/13	1,560	1,565
4% 9/1/14 (a)	15,755	16,338
5% 2/1/14	9,655	9,847
5% 3/1/14	2,525	2,585
5% 6/1/14	2,500	2,589
5.25% 11/1/13 (Pre-Refunded to 11/1/13 @ 100)	10,500	10,588
RAN:
Series 2013 A1, 2% 5/28/14	77,800	78,825
Series 2013 A2, 2% 6/23/14	81,400	82,564
Series 2011 A1:
0.1% 9/5/13, LOC Wells Fargo Bank NA, LOC California Teachers Retirement Sys., CP	43,200	43,200
0.12% 9/16/13, LOC Wells Fargo Bank NA, LOC California Teachers Retirement Sys., CP	43,100	43,100
Series 2011 A2, 0.12% 9/10/13, LOC Royal Bank of Canada, CP	31,955	31,955
California Health Facilities Fing. Auth. Rev. Bonds:
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/13	1,000	1,010
(Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.14%, tender 3/28/14 (b)	20,400	20,400
California Pub. Works Board Lease Rev. Bonds (Univ. Proj.) Series 2012 D, 3% 10/1/13	7,700	7,717
California School Cash Reserve Prog. Auth. TRAN:
Series 2013 A:
2% 4/1/14	32,525	32,864
2% 6/2/14	7,650	7,753
2% 6/2/14	5,600	5,675
Series 2013 Z, 2% 10/1/13	36,800	36,854
Series 2013:
2% 10/1/13	8,400	8,412
2% 10/1/13	17,000	17,025
California State Univ. Rev. Series 2001 A:
0.1% 11/4/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,457	3,457
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev. Series 2001 A: - continued
0.13% 11/4/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 9,610	$ 9,610
California Statewide Cmntys. Dev. Auth. Rev. Bonds Series 2009 A, 5% 4/1/14	12,990	13,353
Corona-Norco Unified School District TRAN 2% 12/31/13	3,600	3,621
Desert Sands Unified School District TRAN 1.5% 1/31/14	17,000	17,088
Elk Grove Unified School District TRAN 2.75% 10/1/13	42,500	42,588
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	9,210	9,210
Fremont Union High School District, Santa Clara Bonds Series WF 11 34C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	17,940	17,940
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	59,800	60,328
Long Beach Gas & Util. Rev. Series 2013 A:
0.1% 9/17/13, LOC Bank of New York, New York, CP	2,000	2,000
0.1% 9/17/13, LOC Bank of New York, New York, CP	1,000	1,000
Los Angeles County Gen. Oblig.:
Series 2010 B, 0.12% 9/11/13, LOC U.S. Bank NA, Cincinnati, CP	13,000	13,000
Series 2010 C, 0.13% 10/3/13, LOC Wells Fargo Bank NA, CP	25,500	25,500
TRAN 2% 6/30/14	59,775	60,673
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN:
Series 2012 B1:
2% 10/1/13	6,000	6,009
2% 11/29/13	17,600	17,673
2% 11/29/13	7,000	7,028
Series 2013 A:
2% 2/28/14	8,400	8,475
2% 6/30/14	4,000	4,060
Series 2013 C1:
2% 11/29/13	4,000	4,017
2% 12/31/13	8,000	8,046
2% 12/31/13	10,000	10,054
2% 1/31/14	28,800	28,995
2% 1/31/14	14,800	14,895
Series 2013 D, 1.5% 1/31/14	5,000	5,026
Los Angeles Dept. of Wtr. & Pwr. Rev.:
0.12% 12/5/13 (Liquidity Facility Wells Fargo Bank NA), CP	18,000	18,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
0.15% 2/3/14 (Liquidity Facility Wells Fargo Bank NA), CP	$ 76,800	$ 76,800
Los Angeles Gen. Oblig.:
Bonds Series 2005 A, 5% 9/1/13	1,190	1,190
TRAN 2% 2/27/14	61,300	61,848
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	5,400	5,400
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 A1:
0.12% 9/12/13, LOC Wells Fargo Bank NA, CP	11,603	11,603
0.14% 10/8/13, LOC Wells Fargo Bank NA, CP	4,160	4,160
Los Angeles Solid Waste Resources Rev. Bonds:
Series 2013 A, 4% 2/1/14	5,100	5,181
Series 2013 B, 2% 2/1/14	10,300	10,377
Los Angeles Unified School District Bonds Series Putters 4290, 0.1%, tender 11/28/13 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)(g)	43,600	43,600
Los Angeles Wastewtr. Sys. Bonds Series 2013 B, 2% 6/1/14	9,065	9,188
Panama-Buena Vista Union School District TRAN Series 2013, 1% 10/1/13	7,800	7,805
Port of Oakland Port Rev. Series 2010 A, 0.08% 9/10/13, LOC Wells Fargo Bank NA, CP	43,065	43,065
Redwood City School District. TRAN 3% 11/29/13	12,275	12,359
Riverside County Gen. Oblig. TRAN 2% 6/30/14	64,400	65,368
Sacramento Muni. Util. District Elec. Rev. Series 2011 L:
0.08% 9/6/13, LOC Barclays Bank PLC, CP	8,000	8,000
0.08% 9/12/13, LOC Barclays Bank PLC, CP	11,300	11,300
San Bernardino County Trans. Auth. Sales Tax Rev. Bonds 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	13,295	13,295
San Diego Cmnty. College District Bonds:
Series 2013:
1% 8/1/14	1,500	1,511
1% 8/1/14	6,000	6,044
Series WF11 87C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	9,970	9,970
San Diego County & School District TRAN 2% 4/30/14	7,035	7,118
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2013 A, 0.13% 10/29/13, LOC Union Bank NA, CP	28,205	28,205
San Francisco City & County Ctfs. of Prtn. Bonds Series 2013 A, 4% 9/1/13	6,735	6,735
San Francisco City & County Gen. Oblig. Bonds Series 2010 A, 5% 6/15/14	2,025	2,101
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco County Trans. Auth. Series 2004 A, 0.09% 11/7/13, LOC Wells Fargo Bank NA, CP	$ 13,000	$ 13,000
San Jose Int'l. Arpt. Rev. Series 2013 B3, 0.18% 12/4/13, LOC Wells Fargo Bank NA, CP (e)	13,045	13,045
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2012 A:
0.13% 9/5/13, LOC Wells Fargo Bank NA, CP	6,755	6,755
0.14% 9/5/13, LOC Wells Fargo Bank NA, CP	6,750	6,750
0.15% 9/5/13, LOC Wells Fargo Bank NA, CP	5,905	5,905
Turlock Irrigation District Series 2013 A, 0.13% 10/15/13, LOC Bank of America NA, CP	5,300	5,300
Univ. of California Regents Med. Ctr. Pool Rev. Bonds Series 2013 J, 1.25% 5/15/14	4,665	4,700
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	59,000	59,523
Walnut Energy Ctr. Auth. Series 2013 B, 0.17% 9/12/13, LOC State Street Bank & Trust Co., Boston, CP	15,000	15,000
		1,782,325
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 0.22% tender 9/17/13, CP mode	2,200	2,200
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.32% tender 9/25/13, CP mode (e)	8,100	8,100
		10,300
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
0.3% tender 9/9/13, CP mode	7,000	7,000
0.33% tender 10/4/13, CP mode	4,000	4,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.4% tender 10/1/13, CP mode	7,900	7,900
		18,900
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.35% tender 9/26/13, CP mode	1,900	1,900
Series 1990 A2:
0.32% tender 9/25/13, CP mode (e)	5,500	5,500
0.35% tender 9/9/13, CP mode (e)	3,500	3,500
		10,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.2%
JPMorgan Chase Letter of Cr. Enhanced Tender Option Bonds Series Putters 4362, 0.21%, tender 11/15/13(Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)(g)	$ 12,700	$ 12,700
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 9/18/13, CP mode (e)	1,200	1,200
TOTAL OTHER MUNICIPAL DEBT (Cost $1,836,325)		1,836,325
Investment Company - 12.5%
	Shares
Fidelity Municipal Cash Central Fund, 0.07% (c)(d) (Cost $808,844)	808,844	808,844
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $6,511,682)		6,511,682
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(25,314)
NET ASSETS - 100%		$ 6,486,368
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $123,835,000 or 1.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Acalanes Union High School District Bonds Series WF11 85Z, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA)	1/25/12 - 8/1/13	$ 11,720
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	10/2/12 - 10/5/12	$ 9,210
Fremont Union High School District, Santa Clara Bonds Series WF 11 34C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 17,940
Security	Acquisition Date	Cost (000s)
JPMorgan Chase Letter of Cr. Enhanced Tender Option Bonds Series Putters 4362, 0.21%, tender 11/15/13(Liquidity Facility JPMorgan Chase Bank)	7/18/13	$ 12,700
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA)	11/24/10	$ 5,400
Los Angeles Unified School District Bonds Series Putters 4290, 0.1%, tender 9/5/13 (Liquidity Facility JPMorgan Chase & Co.)	7/11/13 - 8/29/13	$ 43,600
San Bernardino County Trans. Auth. Sales Tax Rev. Bonds 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	9/12/12	$ 13,295
San Diego Cmnty. College District Bonds Series WF11 87C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA)	2/6/13	$ 9,970
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 350
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,702,838)	$ 5,702,838
Fidelity Central Funds (cost $808,844)	808,844
Total Investments (cost $6,511,682)		$ 6,511,682
Cash		165
Receivable for fund shares sold		67,240
Interest receivable		8,315
Distributions receivable from Fidelity Central Funds		56
Other receivables		6
Total assets		6,587,464

Liabilities
Payable for investments purchased Regular delivery	$ 2,515
Delayed delivery	16,338
Payable for fund shares redeemed	80,285
Distributions payable	3
Accrued management fee	423
Other affiliated payables	1,492
Other payables and accrued expenses	40
Total liabilities		101,096

Net Assets		$ 6,486,368
Net Assets consist of:
Paid in capital		$ 6,486,728
Accumulated undistributed net realized gain (loss) on investments		(360)
Net Assets, for 6,485,094 shares outstanding		$ 6,486,368
Net Asset Value, offering price and redemption price per share ($6,486,368 ÷ 6,485,094 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended August 31, 2013 (Unaudited)

Investment Income
Interest		$ 4,117
Income from Fidelity Central Funds		350
Total income		4,467

Expenses
Management fee	$ 11,173
Transfer agent fees	4,004
Accounting fees and expenses	259
Custodian fees and expenses	35
Independent trustees' compensation	12
Registration fees	29
Audit	23
Legal	3
Miscellaneous	23
Total expenses before reductions	15,561
Expense reductions	(11,404)	4,157
Net investment income (loss)		310
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		287
Net increase in net assets resulting from operations		$ 597

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 310	$ 568
Net realized gain (loss)	287	979
Net increase in net assets resulting from operations	597	1,547
Distributions to shareholders from net investment income	(310)	(568)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	9,198,031	17,477,641
Reinvestment of distributions	294	547
Cost of shares redeemed	(8,805,384)	(16,846,574)
Net increase (decrease) in net assets and shares resulting from share transactions	392,941	631,614
Total increase (decrease) in net assets	393,228	632,593

Net Assets
Beginning of period	6,093,140	5,460,547
End of period	$ 6,486,368	$ 6,093,140

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-G	-G	-G	-G	-G	.013
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	-G	-G	-G	-G	-G	.013
Distributions from net investment income	-G	-G	-G	-G	-G	(.013)
Distributions from net realized gain	-	-	-	-	-	- G
Total distributions	-G	-G	-G	-G	-G	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.01%	.01%	.01%	.01%	.04%	1.32%
Ratios to Average Net AssetsD, E
Expenses before reductions	.50%A	.51%	.51%	.51%	.55%	.53%
Expenses net of fee waivers, if any	.13%A	.19%	.19%	.32%	.44%	.53%
Expenses net of all reductions	.13%A	.19%	.19%	.32%	.44%	.50%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.04%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$ 6,486	$ 6,093	$ 5,461	$ 5,113	$ 5,044	$ 5,761

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 6,511,682

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration

2019	$ (647)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $11,394.

Semiannual Report

5. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management &
Research (Japan) Inc.

Fidelity Management &
Research (Hong Kong) Limited

Fidelity Management &
Research Company (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CFS-USAN-1013
1.855637.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 24, 2013